Consolidated balance sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	€ 312,437	€ 290,475
Accounts receivable, net	83,016	304,840
Inventories, net	104,467	403,400
Income taxes receivable	1,226	890
Deferred tax assets	3,739	17,967
Other current assets	13,155	90,807
Total current assets	518,040	1,108,379
Pledged cash	0	20,000
Debt issuance costs	276	735
Deferred tax assets	1,320	5,955
Other intangible assets, net	5,637	13,915
Goodwill, net	11,421	51,888
Evaluation tools at customers	13,332	16,922
Investments and associates	943,954	278
Property, plant and equipment, net	56,531	275,436
Assets held for sale	738	5,998
Total assets	1,551,249	1,499,506
Liabilities and shareholders’ equity
Notes payable to banks	0	61,675
Accounts payable	44,837	151,761
Provision for warranty	7,966	38,623
Accrued expenses and other	38,660	132,060
Income taxes payable	10,087	27,625
Deferred tax liabilities	0	36
Current portion of long-term debt	0	6,316
Total current liabilities	101,550	418,096
Pension liabilities	2,415	12,540
Deferred tax liabilities	35	952
Provision for warranty	0	5,298
Long-term debt	0	12,632
Total liabilities	104,000	449,518
Commitments and contingencies
Common shares:
Authorized 110,000,000 shares, par value €0.04, issued and outstanding 63,095,986 and 63,468,390 shares	2,539	2,584
Preferred shares:
Preferred shares	0	0
Capital in excess of par value	250,971	480,152
Retained earnings	1,281,861	288,082
Accumulated other comprehensive loss	(88,122)	(28,942)
Total shareholders’ equity	1,447,249	741,876
Non-controlling interest	0	308,112
Total equity	1,447,249	1,049,988
Total liabilities and shareholders’ equity	1,551,249	1,499,506
Financing Preferred Shares [Member]
Preferred shares:
Preferred shares	€ 0	€ 0